S-K 1602(a)(3) Forepart, Sponsor Compensation - Class B Ordinary Shares [Member]	Apr. 17, 2026 USD ($) shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	700,000
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	6,708,333
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 10,000